Consolidated Statements of Operations (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 22, 2017
Profit or loss [abstract]
Sales to related parties	$ 7,503	$ 5,634	$ 6,124
Purchases from related parties	$ 1,033	$ 1,390	$ 1,460
Reverse stock split ratio				3